Revenue Recognition - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue From Contract With Customer [Abstract]
Revenue		$ 0
Cumulative adjustment	$ 0
General payment terms, maximum	60 days